UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

Bond Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                          BOND
                                                                                       PORTFOLIO
                                                                                     ---------------
                                                                                     ---------------
ASSETS:
     Investments in securities, market value  (1)                                  $     43,259,478
     Interest receivable                                                                    470,759
     Receivable for investments sold                                                         32,924
                                                                                     ---------------
                                                                                     ---------------

     Total assets                                                                        43,763,161
                                                                                     ---------------
                                                                                     ---------------

LIABILITIES:

     Due to investment adviser                                                               22,465
     Payable to custodian                                                                    19,177
                                                                                     ---------------
                                                                                     ---------------

     Total liabilities                                                                       41,642
                                                                                     ---------------
                                                                                     ---------------

NET ASSETS                                                                         $     43,721,519
                                                                                     ===============
                                                                                     ===============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                 $        358,593
     Additional paid-in capital                                                          44,564,625
     Net unrealized appreciation on investments                                           1,630,065
     Undistributed net investment income                                                     54,354
     Accumulated net realized loss on investments                                        (2,886,118)
                                                                                     ---------------
                                                                                     ---------------

NET ASSETS                                                                         $     43,721,519
                                                                                     ===============
                                                                                     ===============

NET ASSET VALUE PER OUTSTANDING SHARE                                              $          12.19
                                                                                     ===============
                                                                                     ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                         120,000,000
     Outstanding                                                                          3,585,929

(1)  Cost of investments in securities:                                            $     41,629,413

See notes to financial statements.


MAXIM SERIES FUND, INC.

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2003

UNAUDITED

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                                                                                          BOND
                                                                                        PORTFOLIO

                                                                                     ----------------
                                                                                     ----------------
INVESTMENT INCOME:
     Interest                                                                      $       1,022,353
     Income from securities lending                                                            7,019
                                                                                     ----------------
                                                                                     ----------------

     Total income                                                                          1,029,372
                                                                                     ----------------
                                                                                     ----------------

EXPENSES:

     Management fees                                                                         133,527
                                                                                     ----------------
                                                                                     ----------------

NET INVESTMENT INCOME                                                                        895,845
                                                                                     ----------------
                                                                                     ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                        398,483
     Change in net unrealized appreciation on investments                                    156,112
                                                                                     ----------------
                                                                                     ----------------

     Net realized and unrealized gain on investments                                         554,595
                                                                                     ----------------
                                                                                     ----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $       1,450,440
                                                                                     ================
                                                                                     ================

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                   BOND
                                                                                PORTFOLIO
                                                                     ---------------------------------
                                                                     ---------------------------------
                                                                          2003              2002
                                                                     ---------------    --------------
                                                                     ---------------    --------------
                                                                       UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                         $        895,845   $     2,798,149
     Net realized gain on investments                                       398,483           593,761
     Change in net unrealized appreciation on investments                   156,112         1,157,297
                                                                     ---------------    --------------
                                                                     ---------------    --------------

     Net increase in net assets resulting from operations                 1,450,440         4,549,207
                                                                     ---------------    --------------
                                                                     ---------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                            (841,491)       (2,747,648)
                                                                     ---------------    --------------
                                                                     ---------------    --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                    1,308,440         3,768,973
     Reinvestment of distributions                                          841,491         2,747,648
     Redemptions of shares                                               (6,335,481)      (23,383,385)
                                                                     ---------------    --------------
                                                                     ---------------    --------------

     Net decrease in net assets resulting from share transactions        (4,185,550)      (16,866,764)
                                                                     ---------------    --------------
                                                                     ---------------    --------------

     Total decrease in net assets                                        (3,576,601)      (15,065,205)

NET ASSETS:
     Beginning of period                                                 47,298,120        62,363,325
                                                                     ---------------    --------------
                                                                     ---------------    --------------

     End of period (1)                                             $     43,721,519   $    47,298,120
                                                                     ===============    ==============
                                                                     ===============    ==============

OTHER INFORMATION:

SHARES:  (2)

     Sold                                                                   106,807           321,054
     Issued in reinvestment of distributions                                 69,362           234,227
     Redeemed                                                              (522,328)       (1,988,467)
                                                                     ---------------    --------------
                                                                     ---------------    --------------

     Net decrease                                                          (346,159)       (1,433,186)
                                                                     ===============    ==============
                                                                     ===============    ==============

(1) Including undistributed net investment income                  $         54,354   $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended              Year Ended December 31,
                                                ------------------------------------------------------
                                                ------------------------------------------------------
                                    June 30, 2003  2002 ~     2001 ~     2000 ~     1999 ~      1998 ~
                                    ---------------------  ---------  ---------  ---------   ---------
                                    ---------------------  ---------  ---------  ---------   ---------
                                         UNAUDITED
Net Asset Value, Beginning of Period $  12.03 $    11.62 $    11.50 $    11.42 $    12.17  $    12.12

Income from Investment Operations

Net investment income                    0.25       0.19       0.64       0.79       0.71        0.74
Net realized and unrealized gain (loss)  0.14       0.41       0.15       0.05      (0.75)       0.05
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Income (Loss) From

    Investment Operations                0.39       0.60       0.79       0.84      (0.04)       0.79
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Less Distributions

From net investment income              (0.23)     (0.19)     (0.67)     (0.76)     (0.71)      (0.74)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Distributions                     (0.23)     (0.19)     (0.67)     (0.76)     (0.71)      (0.74)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Net Asset Value, End of Period    $     12.19 $    12.03 $    11.62 $    11.50 $    11.42  $    12.17
                                    ==========  =========  =========  =========  =========   =========
                                    ==========  =========  =========  =========  =========   =========


Total Return                            3.28% o    9.07%      7.09%      7.55%     (0.27%)      6.65%

Net Assets, End of Period ($000)  $    43,722 $   47,298 $   62,363 $   59,053 $   70,256  $   76,100

Ratio of Expenses to Average Net Assets 0.60% *    0.60%      0.60%      0.60%      0.60%       0.60%

Ratio of Net Investment Income to

    Average Net Assets                  4.03% *    5.12%      5.66%      6.63%      6.03%       6.00%

Portfolio Turnover Rate                29.31% o  101.07%    124.35%     84.08%     67.43%      42.50%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized



MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek maximum total return consistent with preservation of capital. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Restricted & Illiquid Securities

      The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2003 were $627,706, $627,217, and 1.43%, respectively.

      The Portfolio may own certain investment securities that have been deemed "illiquid" because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at June 30, 2003 were $487,883, $487,500 and 1.12%, respectively.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $5,174,670 and $5,987,437, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $7,625,542 and $11,213,359, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $41,613,172. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,856,989 and gross depreciation of securities in which there was an excess of tax cost over value of $210,683, resulting in net appreciation of $1,646,306.

5. SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian, The Bank of New York, effective December 1, 2001. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. No securities were on loan as of June 30, 2003.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount and capital loss carryforwards. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. At December 31, 2002, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $182,666 and $3,112,416, which expire in the years 2004 and 2008, respectively.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

The Maxim Series Fund

Bond Portfolio

BONDS

AGENCY --- 41.54%

    854,934 Fannie Mae                                                   899,548
            6.500% January 1, 2032
  2,524,199 Fannie Mae                                                 2,685,117
            7.000% March 1, 2032
    874,248 Fannie Mae                                                   919,873
            6.500% January 1, 2032
  1,343,612 Fannie Mae                                                 1,424,229
            7.000% March 1, 2032
  1,000,000 Fannie Mae **                                              1,122,821
            5.250% January 15, 2009
  1,000,000 Fannie Mae **                                              1,111,380
            5.250% April 15, 2007
  1,324,196 Freddie Mac                                                1,373,437
            5.500% July 1, 2017
    876,848 Freddie Mac                                                  916,284
            5.500% March 1, 2017
    405,181 Freddie Mac                                                  430,618
            7.500% February 1, 2030
  1,350,919 Freddie Mac                                                1,418,465
            6.500% October 1, 2031
    190,392 Freddie Mac                                                  204,081
            8.000% June 1, 2030
  1,000,000 Freddie Mac                                                1,033,066
            5.500% June 1, 2033
  1,500,000 Freddie Mac                                                1,550,609
            5.000% June 1, 2018
  2,500,000 Freddie Mac **                                             2,876,415
            5.750% January 15, 2012
                                                                     $17,965,943

AIR FREIGHT --- 0.09%
     36,671 American Trans Air #                                          36,487
            Pass Thru Certificates
            7.820% March 26, 2004

                                                                         $36,487

BANKS --- 1.26%

    500,000 Wells Fargo & Co                                             546,988
            Senior Notes
            5.125% February 15, 2007

                                                                        $546,988

BROADCAST/MEDIA --- 1.17%

    500,000 Liberty Media Corp                                           508,261
            Notes
            5.700% May 15, 2013

                                                                        $508,261

CHEMICALS --- 1.39%

    500,000 EI du Pont de Nemours & Co                                   603,063
            Notes
            6.875% October 15, 2009

                                                                        $603,063

ELECTRIC COMPANIES --- 2.53%
    500,000 Alabama Power Co                                             505,694
            Notes
            3.125% May 1, 2008

    500,000 Portland General Electric Co #                               590,730
            Bonds
            8.125% February 1, 2010

                                                                      $1,096,424

FINANCIAL SERVICES --- 5.28%

    500,000 Dana Credit Corp^                                            487,500
            Senior Notes

            6.930% April 8, 2006

    500,000 Ford Motor Credit Co                                         516,936
            Bonds
            7.375% February 1, 2011

  1,000,000 General Electric Capital Services                          1,279,861
            Subordinated Notes
            7.500% August 21, 2035

                                                                      $2,284,297

FOREIGN BANKS --- 2.51%
  1,000,000 KFW International Finance Inc                              1,085,388
            Notes
            4.750% January 24, 2007

                                                                      $1,085,388

GOLD, METALS & MINING --- 1.30%
    500,000 Alcoa Inc                                                    563,214
            Notes
            6.000% January 15, 2012

                                                                        $563,214

HEALTH CARE RELATED --- 1.35%
    500,000 Anthem Inc                                                   583,729
            Bonds
            6.800% August 1, 2012

                                                                        $583,729

HOUSEHOLD GOODS --- 1.18%
    500,000 Newell Rubbermaid Inc                                        509,483
            Notes
            4.000% May 1, 2010

                                                                        $509,483

INSURANCE RELATED --- 2.88%
  1,000,000 American General Mortgage Loan Trust                       1,246,085
            Notes
            7.500% July 15, 2025

                                                                      $1,246,085

OIL & GAS --- 2.39%
  1,000,000 ChevronTexaco Capital Corp                                 1,032,544
            Notes
            3.375% February 15, 2008

                                                                      $1,032,544

OTHER ASSET-BACKED --- 1.68%
    583,725 Bombardier Capital Mortgage Securitization Corp              502,004
            Series 1999-A Class A4
            6.475% November 15, 2025

    375,413 Green Tree Consumer Trust                                    225,248
            Series 1998-A Class BH
            8.410% May 15, 2029

                                                                        $727,252

PERSONAL LOANS --- 1.16%
    500,000 American Express Credit Corp                                 503,446
            Notes
            3.000% May 16, 2008

                                                                        $503,446

RETAIL --- 3.05%

  1,000,000 Wal-Mart Stores Inc                                        1,320,692
            Notes
            7.550% February 15, 2030

                                                                      $1,320,692

SUPRANATIONALS --- 2.43%

  1,000,000 European Investment Bank                                   1,052,389
            Senior Unsubordinated Notes
            4.000% August 30, 2005

                                                                      $1,052,389

U.S. GOVERNMENTS --- 22.10%

    300,000 United States of America                                     302,742
            2.625% May 15, 2008
  2,000,000 United States of America                                   2,062,968
            3.000% November 15, 2007
  1,000,000 United States of America                                   1,096,719
            6.500% May 15, 2005
  1,000,000 United States of America                                   1,329,922
            7.250% May 15, 2016
  1,000,000 United States of America                                   1,121,719
            5.000% August 15, 2011
  2,000,000 United States of America                                   2,019,688
            1.875% September 30, 2004
  1,500,000 United States of America                                   1,626,035
            4.625% May 15, 2006
                                                                      $9,559,793

UTILITIES --- 1.16%

    500,000 Southwestern Energy Co                                       500,000
            Senior Notes
            6.700% December 1, 2005

                                                                        $500,000

TOTAL BONDS --- 96.45%                                               $41,725,478
(Cost $40,095,413)


SHORT-TERM INVESTMENTS
  1,534,000 Fannie Mae                                                 1,534,000
               0.790%, July 1, 2003

TOTAL SHORT-TERM INVESTMENTS --- 3.55%                                $1,534,000
(Cost $1,534,000)

TOTAL BOND PORTFOLIO --- 100%                                        $43,259,478
(Cost $41,629,413)

Legend

# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale.
^  Illiquid Security
** Security is an agency note with maturity date and interest rate indicated. See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003